Condensed Consolidated Statements of Operations Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
NET LOSS	$ (10,522)	$ (8,685)
Other comprehensive expense, net of tax:
Foreign currency translation adjustments from discontinued operations		(143)
COMPREHENSIVE LOSS	(10,522)	(8,828)
Less: Comprehensive loss attributable to noncontrolling interest from continuing operations	60	3
Less: Comprehensive loss attributable to noncontrolling interest from discontinued operations		7
COMPREHENSIVE LOSS ATTRIBUTABLE TO AGEX COMMON STOCKHOLDERS	$ (10,462)	$ (8,818)